Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 20, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
This section provides another view of the compensation provided to our NEOs in comparison to certain performance metrics.
Pay Versus Performance
YEAR(1)	Summary Compensation Table Total for PEO (Kirby) ($)(2)	Summary Compensation Table Total for PEO (Munoz) ($)(2)	Compensation Actually Paid to PEO (Kirby) ($)(3)	Compensation Actually Paid to PEO (Munoz) ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (Loss) (in millions) ($)	CASM-ex (in dollars and cents) ($)(6)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2022	9,796,602	N/A	10,058,414	N/A	2,942,377	3,417,536	42.80	48.50	737	11.73
2021	9,845,064	N/A	11,157,102	N/A	3,220,759	4,014,054	49.70	74.47	(1,964)	12.96
2020	8,891,854	12,098,693	(3,759,397)	5,522,588	4,516,414	2,609,662	49.10	75.79	(7,069)	17.13
(1)
The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2022:   Scott Kirby served as the Company’s PEO for the entirety of 2022 and the Company’s other NEOs were: Brett Hart, Gregory Hart, Gerald Laderman and Linda Jojo.
2021:   Scott Kirby served as the Company’s PEO for the entirety of 2021 and the Company’s other NEOs were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.
2020:   Scott Kirby was promoted to the role of PEO on May 20, 2020, the date of the Company’s 2020 annual meeting of stockholders. Oscar Munoz served as the Company’s PEO during 2020 up until May 20, 2020, and then transitioned to the role of Executive Chairman of the Board. The Company’s other NEOs for 2020 were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Kirby and Munoz and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs for the applicable year.

(3)
To calculate the compensation actually paid (“CAP”) as required under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each person who served as PEO during the covered period and for the average of the non-PEO NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of the NYSE Arca Airline Index (“XAL”), an independently prepared index that includes companies in the airline industry and which is used for the stock performance graph in the Company’s 2022 Form 10-K.

(6)
The Committee selected CASM-ex as its Company-Selected Measure, because, in the Company’s assessment, it represents the most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2022 to Company performance. The Committee believes that management’s success with respect to cost discipline during the period of executing on the Company’s United Next growth strategy is critical to meeting the long-term financial objectives of the Company and stockholders. CASM is a common metric used in the airline industry to measure an airline’s cost structure and efficiency. The Company reports CASM excluding special charges (credits),

—third-party business expenses, fuel expense and profit sharing (“CASM-ex”). The Company believes that adjusting for special charges (credits) is useful to investors because special charges (credits) are not viewed as indicative of the Company’s ongoing performance. The Company also believes that excluding third-party business expenses, such as maintenance, flight academy, ground handling and catering services for third parties, provides more meaningful disclosure because these expenses are not directly related to the Company’s core business. The Company also believes that excluding fuel expense from certain measures is useful to investors because it provides an additional measure of management’s performance excluding the effects of a significant cost item over which management has limited influence. The Company excludes profit sharing from CASM-ex because it believes that this exclusion allows investors to better understand and analyze the Company’s operating cost performance and provides a more meaningful comparison of our core operating costs to the airline industry.
Reconciliation of CAP Adjustments
CAP Adjustments—PEO—Scott Kirby
YEAR	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year- End of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
2022	9,796,602	8,666,624	10,244,183	(928,335)	—	(387,412)	—	10,058,414
2021	9,845,064	8,729,907	3,741,920	(43,867)	5,656,806	687,086	—	11,157,102
2020	8,891,854	8,585,093	7,317,424	(8,908,335)	—	(2,475,247)	—	(3,759,397)
CAP Adjustments—PEO—Oscar Munoz
YEAR	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year- End of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	12,098,693	10,500,146	5,821,450	(405,696)	—	(1,491,713)	—	5,522,588
CAP Adjustments—Other Non-PEO NEOs (Average)(h)
YEAR	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(i)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(j)	Equals Compensation Actually Paid ($)
2022	2,942,377	2,072,759	2,399,624	(135,765)	—	284,059	—	—	—	3,417,536
2021	3,220,759	2,412,489	912,342	27,855	1,881,136	384,451	—	—	—	4,014,054
2020	4,516,414	3,918,816	2,676,364	(208,563)	—	(453,433)	—	2,304	—	2,609,662
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See footnote 1 for a list of the NEOs included in the average for each indicated fiscal year.

(i)
Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(j)
Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Company Selected Measure Name			CASM-ex
Named Executive Officers, Footnote [Text Block]
(1)
The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2022:   Scott Kirby served as the Company’s PEO for the entirety of 2022 and the Company’s other NEOs were: Brett Hart, Gregory Hart, Gerald Laderman and Linda Jojo.
2021:   Scott Kirby served as the Company’s PEO for the entirety of 2021 and the Company’s other NEOs were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.
2020:   Scott Kirby was promoted to the role of PEO on May 20, 2020, the date of the Company’s 2020 annual meeting of stockholders. Oscar Munoz served as the Company’s PEO during 2020 up until May 20, 2020, and then transitioned to the role of Executive Chairman of the Board. The Company’s other NEOs for 2020 were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

Peer Group Issuers, Footnote [Text Block]
(5)
The TSR Peer Group consists of the NYSE Arca Airline Index (“XAL”), an independently prepared index that includes companies in the airline industry and which is used for the stock performance graph in the Company’s 2022 Form 10-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Kirby and Munoz and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs for the applicable year.

(3)
To calculate the compensation actually paid (“CAP”) as required under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each person who served as PEO during the covered period and for the average of the non-PEO NEOs is set forth following the footnotes to this table.
Reconciliation of CAP Adjustments
CAP Adjustments—PEO—Scott Kirby
YEAR	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year- End of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
2022	9,796,602	8,666,624	10,244,183	(928,335)	—	(387,412)	—	10,058,414
2021	9,845,064	8,729,907	3,741,920	(43,867)	5,656,806	687,086	—	11,157,102
2020	8,891,854	8,585,093	7,317,424	(8,908,335)	—	(2,475,247)	—	(3,759,397)
CAP Adjustments—PEO—Oscar Munoz
YEAR	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year- End of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	12,098,693	10,500,146	5,821,450	(405,696)	—	(1,491,713)	—	5,522,588
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount			$ 2,942,377	$ 3,220,759	$ 4,516,414
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,417,536	4,014,054	2,609,662
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Kirby and Munoz and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs for the applicable year.

(3)
To calculate the compensation actually paid (“CAP”) as required under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each person who served as PEO during the covered period and for the average of the non-PEO NEOs is set forth following the footnotes to this table.
CAP Adjustments—Other Non-PEO NEOs (Average)(h)
YEAR	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(i)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(j)	Equals Compensation Actually Paid ($)
2022	2,942,377	2,072,759	2,399,624	(135,765)	—	284,059	—	—	—	3,417,536
2021	3,220,759	2,412,489	912,342	27,855	1,881,136	384,451	—	—	—	4,014,054
2020	4,516,414	3,918,816	2,676,364	(208,563)	—	(453,433)	—	2,304	—	2,609,662
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See footnote 1 for a list of the NEOs included in the average for each indicated fiscal year.

(i)
Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(j)
Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•
In 2020, the impact of the pandemic on the Company was enhanced versus the TSR Peer Group as a result of the Company’s disproportionally greater levels of business and international travel, which were more adversely impacted than domestic leisure travel.

•
As the impacts of the pandemic on travel eased, our TSR first stabilized and then improved compared with our peers.

Compensation Actually Paid vs. Net Income [Text Block]
•
As the Company experienced significant net losses in the first year of the pandemic, NEOs’ CAP was also low.

•
In 2021 and 2022, net income increased and CAP for our NEOs increased accordingly compared to 2020. However, the CAP for Mr. Kirby and the NEOs was still significantly below the applicable target compensation level.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•
There is intended to be an inverse relationship between performance with respect to cost measures and compensation. The above graph illustrates that as the Company’s CASM-ex results decreased, pay generally increased or slightly decreased with respect to the improved financial performance.

•
As the Company implemented structural cost reductions (which were a measure of performance under the Company’s 2021 STI awards) and increased flying, CASM-ex decreased.

Tabular List [Table Text Block]
Our Performance Metrics
Over the decade preceding the onset of the COVID-19 pandemic, the Company’s executive compensation program was largely consistent year-over-year, with primary emphasis on pre-tax income in the annual incentive program and focus on relative and absolute pre-tax margin and return on invested capital (“ROIC”) financial measures in the long-term incentives. Beyond the emphasis on these financial measures, our compensation design also maintained a focus on customer satisfaction, which has evolved over the years to the current focus on NPS results and operational results, including on-time performance and baggage handling metrics. These operational metrics are also key drivers of customer satisfaction results.
During the pandemic, the historic financial metrics used in the Company’s compensation design, such as pre-tax income, were viewed to be largely inappropriate for retaining executives and motivating performance. Instead, the Committee designed compensation programs to reward our management team for its execution of the priorities that would prepare and equip the Company for recovery from the impact of the COVID-19 pandemic on the airline industry and future success. Our 2021 compensation incentives focused incentive performance rewards on NPS and financial metrics based on both structural cost reductions and adjusted core cash burn. Our 2022 compensation incentives emphasized actions to prepare the Company for execution of our United Next strategy and the integration of approximately 700 new narrow and widebody aircraft by 2033. In 2022, we also incorporated ESG metrics into our long-term design to make sure that, as we look to the future, our leadership team is focused on appropriate initiatives to prioritize our commitments to environmental sustainability and DEI. For our 2022 Program design, the financial focus was CASM-ex.
The following is a list of financial performance measures, which in the Company’s assessment are the only financial performance measures used by the Company to link CAP to the NEOs for 2022 to Company performance.
2022 Most Important Financial Measures (unranked)
•
CASM-ex (which was included in (i) the 2022 STI awards, measured based on 4th quarter 2022 results, and (ii) the 2022 Performance-Based RSU awards, measured based on full-year 2023 results);

•
Stock price (which impacts the value of outstanding equity-based awards); and

•
Pre-tax margin (which was the financial metric used in our 2020 Performance-Based RSU awards for the 2020-2022 performance period).

Total Shareholder Return Amount			$ 42.8	49.7	49.1
Peer Group Total Shareholder Return Amount			48.5	74.47	75.79
Net Income (Loss)			$ 737,000,000	$ (1,964,000,000)	$ (7,069,000,000)
Company Selected Measure Amount			11.73	12.96	17.13
PEO Name	Oscar Munoz	Scott Kirby	Scott Kirby	Scott Kirby
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			CASM-ex
Non-GAAP Measure Description [Text Block]
(6)
The Committee selected CASM-ex as its Company-Selected Measure, because, in the Company’s assessment, it represents the most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2022 to Company performance. The Committee believes that management’s success with respect to cost discipline during the period of executing on the Company’s United Next growth strategy is critical to meeting the long-term financial objectives of the Company and stockholders. CASM is a common metric used in the airline industry to measure an airline’s cost structure and efficiency. The Company reports CASM excluding special charges (credits),

—third-party business expenses, fuel expense and profit sharing (“CASM-ex”). The Company believes that adjusting for special charges (credits) is useful to investors because special charges (credits) are not viewed as indicative of the Company’s ongoing performance. The Company also believes that excluding third-party business expenses, such as maintenance, flight academy, ground handling and catering services for third parties, provides more meaningful disclosure because these expenses are not directly related to the Company’s core business. The Company also believes that excluding fuel expense from certain measures is useful to investors because it provides an additional measure of management’s performance excluding the effects of a significant cost item over which management has limited influence. The Company excludes profit sharing from CASM-ex because it believes that this exclusion allows investors to better understand and analyze the Company’s operating cost performance and provides a more meaningful comparison of our core operating costs to the airline industry.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Stock price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Pre-tax margin
Kirby [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 9,796,602	$ 9,845,064	$ 8,891,854
PEO Actually Paid Compensation Amount			10,058,414	11,157,102	(3,759,397)
Kirby [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,666,624	8,729,907	8,585,093
Kirby [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,244,183	3,741,920	7,317,424
Kirby [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(928,335)	(43,867)	(8,908,335)
Kirby [Member] | Adjustments For Equity Awards Satisfied Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(387,412)	687,086	(2,475,247)
Kirby [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,656,806
Oscar Munoz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					12,098,693
PEO Actually Paid Compensation Amount					5,522,588
Oscar Munoz [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					10,500,146
Oscar Munoz [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,821,450
Oscar Munoz [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(405,696)
Oscar Munoz [Member] | Adjustments For Equity Awards Satisfied Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,491,713)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,072,759	2,412,489	3,918,816
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,399,624	912,342	2,676,364
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(135,765)	27,855	(208,563)
Non-PEO NEO [Member] | Adjustments For Equity Awards Satisfied Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 284,059	384,451	(453,433)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 1,881,136
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 2,304